Popular, Inc. (Holding company only) financial information (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net gain (loss), including impairment on equity securities	$ 6,279	$ 2,506	$ (2,081)
Net loss on trading account debt securities	1,033	994	(208)
Expenses
Interest expense	234,938	369,099	286,971
Provision for credit losses	292,536	165,779	228,072
Loss on early extinguishment of debt	0	0	12,522
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	618,560	818,316	737,737
Income tax expense (benefit)	111,938	147,181	119,579
Net income (loss)	506,622	671,135	618,158
Comprehensive income (loss), net of tax	866,551	929,171	540,836
Popular, Inc. Holding Co.
Revenues
Dividend income from subsidiaries	586,000	408,000	453,200
Interest income	4,949	6,669	8,366
Earnings from investments under the equity method	17,841	17,279	15,498
Other operating income	1	1	253
Net gain (loss), including impairment on equity securities	1,494	988	(777)
Total income	610,285	432,937	476,540
Expenses
Interest expense	38,528	38,528	51,218
Provision for credit losses	95	256	(251)
Loss on early extinguishment of debt	0	0	12,522
Operating expenses, net of reimbursement by subsidiaries for services provided by parent	(921)	80	3,656
Total expense	37,702	38,864	67,145
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	572,583	394,073	409,395
Income tax expense (benefit)	17	0	0
Income (loss) before equity in undistributed earnings of subdidiaries	572,566	394,073	409,395
Equity in undistributed earnings (losses) of subsidiaries	(65,944)	277,062	208,763
Net income (loss)	506,622	671,135	618,158
Comprehensive income (loss), net of tax	$ 866,551	$ 929,171	$ 540,836